Non-Controlling Interest - Disclosure of aggregation of subsidiaries with material non-controlling interests before intra-group eliminations (Details) - Subsidiaries with material non-controlling interests - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-Controlling Interests [Line Items]
Total revenue	$ 12,202	$ 7,771	$ 5,224
Income/(loss) for the year	99,636	(49,644)	(54,869)
Other comprehensive income/(loss)	0	0
Total comprehensive income/(loss) for the year	99,636	(49,644)	(54,869)
Total assets	35,241	66,118
Total liabilities	65,578	218,101
Net assets/(liabilities)	(30,336)	(151,982)
Internal
Non-Controlling Interests [Line Items]
Total revenue	0	0	3,267
Income/(loss) for the year	0	0	(2,407)
Other comprehensive income/(loss)	0	0
Total comprehensive income/(loss) for the year	0	0	(2,407)
Total assets	0	0
Total liabilities	0	0
Net assets/(liabilities)	0	0
Controlled founded entities
Non-Controlling Interests [Line Items]
Total revenue	12,202	7,771	1,957
Income/(loss) for the year	98,633	(50,436)	(53,535)
Other comprehensive income/(loss)	0	0
Total comprehensive income/(loss) for the year	98,633	(50,436)	(53,535)
Total assets	35,341	66,279
Total liabilities	76,635	228,856
Net assets/(liabilities)	(41,294)	(162,576)
Intra-group eliminations
Non-Controlling Interests [Line Items]
Total revenue	0	0	0
Income/(loss) for the year	1,003	792	1,073
Other comprehensive income/(loss)	0	0
Total comprehensive income/(loss) for the year	1,003	792	$ 1,073
Total assets	(100)	(161)
Total liabilities	(11,057)	(10,755)
Net assets/(liabilities)	$ 10,957	$ 10,594